Long Term Prepayments and Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Long Term Prepayments and Other Non-Current Assets [Abstract]
Schedule of Long Term Prepayments and Other Non-Current Assets
		As of December 31,
		2022	2021
Prepaid for land use right	(1)	-	6,947,051
Prepaid for equipment	(2)	3,836,627	1,297,866
Loans to third party	(3)	-	2,000,000
Others		15,329	-
Total		$3,850,985	$10,244,917
(1)	The Company’s subsidiary Sunrise Guizhou signed to purchase land use right from Qianxinan public resources trading center, with an area of 260,543 square meters and prepaid the consideration of $6,947,051. The land use right had been registered under Sunrise Guizhou on June 10, 2022.
(2)	Prepaid for equipment represented advance payment on the production line equipment by Sunrise Guizhou, which had not been shipped as of December 31, 2022.

(3)	The Company signed a loan contract on March 8, 2021 and renewed it on March 6, 2022 with Waichun to lend $2,000,000 with annual interest rate of 8%, which will be due on December 31, 2023. The loan was reclassified to current assets that its maturity was within a year.